U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form, Please print or type.


1. Name and address of issuer:	Monitrend Mutual Funds
					1299 Ocean Avenue
					Santa Monica, CA  90401

2. Name of each series or class of funds for which this notice is filed:

              Monitrend Growth & Income Series
	Monitrend  Gold Series
	Monitrend Government Income Series
	Monitrend Growth Series
	Monitrend Gaming & Leisure Series
	Monitrend Technology Series
	Monitrend  PIA Adjustable Rate Government Securities Series

3. Investment Company Act File Number:		811-04010

Securities Act File Number:	2-90810

4.  Last day of fiscal year for which this notice is filed:
	November 30, 1996

5. Check box if this notice is being filed more than 180 days after close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable see instruction a.6):

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained
 unsold at the beginning of the fiscal year:    0

8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:  0

9.  Number and aggregate sale price of securities sold during the
 fiscal year:    2,147,104 shares - $22,332,261

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
2,147,104 shares - $22,332,261

11.  Number and aggregate sale price of securities issued during
the fiscal year in	connection with dividend reinvestment plans,
if applicable (see instruction b.7):  0 (already included in line #9)


12. Calculation of registration fee:

(I) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10): $ 22,332,261

 (ii) Aggregate price of shares issued in connection with
dividend reinvestment plans (from item 11,
 if applicable):     +                 0

(iii)  Aggregate price of shares redeemed or repurchased
during the fiscal year (if applicable): -      0

 (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

 (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (I), plus line
 (ii), less line (iii), plus line (iv)] (if applicable):  +    22,332,261

 (vi) Multiplier prescribed by Section 6(b) of the Securities
Instruction C.6):	x        1/3200

(vii)  Fee due[line (I) or line (v) multiplied by line (vi)]
                 $         6,767.35

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filedwithin 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).	 X

Date of mailing or wire transfer of filing fees to the Commission's
lockbox	depository:  February 25, 1997

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   Michael Miola, Asst. Secretary

Date	February 25, 1997

*Please print the name and title of the signing officer below the signature.